Income Tax (Details) - Schedule of Current and Deferred Tax (Parentheticals)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Current and Deferred Tax [Abstract]
Income tax rate	25.17%	25.17%